Supplemental information on oil and gas producing activities - Capitalized costs relating to oil and gas exploration and production activities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental information on oil and gas producing activities (unaudited)
Natural and environmental properties	$ 60,261,025	$ 53,752,436	$ 48,129,595
Wells, equipment and facilities - property, plant and equipment	30,150,268	29,416,081	30,405,565
Exploration and production projects	8,801,630	8,463,584	6,632,812
Accumulated depreciation, depletion and amortization	(60,346,094)	(55,689,222)	(51,791,897)
Net capitalized costs	$ 38,866,829	$ 35,942,879	$ 33,376,075